UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.7%

	Shares	Value
CONSUMER DISCRETIONARY — 13.8%
Bassett Furniture Industries	39,257	$981,425
Callaway Golf	54,087	1,040,634
Century Communities *	35,730	1,089,765
Chuy’s Holdings *	36,217	1,146,268
Culp	26,855	666,004
Del Frisco’s Restaurant Group *	51,946	444,139
Del Taco Restaurants *	36,162	467,936
Fiesta Restaurant Group *	50,761	1,474,607
Flexsteel Industries	19,426	696,034
Hooker Furniture	17,902	806,485
Johnson Outdoors, Cl A	19,688	1,596,106
M/I Homes *	23,740	613,916
Malibu Boats, Cl A *	18,440	693,159
MarineMax *	72,916	1,367,175

		13,083,653

CONSUMER STAPLES — 1.4%
Landec *	80,868	1,132,152
S&W Seed *	71,650	222,115

		1,354,267

ENERGY — 2.1%
Mammoth Energy Services *	9,030	336,096
Natural Gas Services Group *	27,046	597,717
Renewable Energy Group *	39,684	676,612
REX American Resources *	5,315	409,255

		2,019,680

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 25.1%
Baycom *	31,737	$769,940
Citizens Community Bancorp	51,790	725,060
Eagle Bancorp Montana	19,296	367,589
Enterprise Financial Services	20,130	1,132,313
Equity Bancshares, Cl A *	16,530	669,465
First Bancshares	17,299	666,877
First Busey	50,977	1,616,990
First Financial Northwest	33,920	599,027
First Internet Bancorp	33,358	1,060,784
First Mid-Illinois Bancshares	12,359	498,191
Guaranty Bancshares	20,586	645,577
Heritage Financial	49,109	1,721,270
Home Bancorp	17,203	784,285
HomeTrust Bancshares *	50,782	1,477,756
Independent Bank	33,689	825,381
Mercantile Bank	10,801	383,652
Meridian Bancorp	33,764	617,881
MidSouth Bancorp	87,464	1,237,616
OceanFirst Financial	15,366	448,226
Old Second Bancorp	157,906	2,447,543
PCSB Financial	71,588	1,408,852
Preferred Bank	8,310	517,214
Randolph Bancorp *	56,234	927,861
Riverview Bancorp	53,909	490,572
SI Financial Group	57,300	799,335
TriCo Bancshares	19,531	758,193
Waterstone Financial	11,587	196,979

		23,794,429

HEALTH CARE — 16.3%
Addus HomeCare *	18,761	1,241,040
AngioDynamics *	48,136	1,017,595
Anika Therapeutics *	27,787	1,112,314
Atrion	1,720	1,183,360
BioSpecifics Technologies *	17,643	802,756
BioTelemetry *	17,821	935,603
Cardiovascular Systems *	23,738	900,382
CryoLife *	36,721	1,094,286
HealthStream	33,381	937,338
LeMaitre Vascular	47,906	1,724,616
Luminex	50,786	1,719,614
Omnicell *	11,288	671,636
U.S. Physical Therapy	16,224	1,699,464
Utah Medical Products	4,570	443,290

		15,483,294

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 17.7%
Allied Motion Technologies	35,264	$1,617,912
BlueLinx Holdings *	17,229	586,992
CRA International	15,938	862,565
Goldfield *	133,969	636,353
GP Strategies *	36,382	687,620
Graham	68,025	1,811,506
Hill International *	213,902	1,176,461
Houston Wire & Cable *	99,290	794,320
Hurco	26,834	1,188,746
Huttig Building Products *	68,669	315,877
Insteel Industries	53,565	2,203,129
Lydall *	14,960	694,144
Miller Industries	39,448	1,027,620
MYR Group *	34,512	1,273,148
Sterling Construction *	44,075	591,927
Ultralife *	85,597	860,250
Willdan Group *	18,039	502,927

		16,831,497

INFORMATION TECHNOLOGY — 18.0%
Bel Fuse, Cl B	21,362	480,645
BSQUARE *	48,855	112,366
CalAmp *	47,138	1,072,861
Clearfield *	51,681	669,269
Data I *	35,571	180,345
ePlus *	13,380	1,319,937
Hackett Group	48,850	880,765
Information Services Group *	190,708	781,903
KVH Industries *	40,313	499,881
Mesa Laboratories	9,760	1,973,765
Mitek Systems *	139,537	1,179,088
PAR Technology *	90,315	1,687,084
PDF Solutions *	43,948	461,454
PRGX Global *	135,483	1,226,121
Rudolph Technologies *	35,297	1,009,494
Ultra Clean Holdings *	43,273	580,724
USA Technologies *	81,279	1,093,203
Vishay Precision Group *	29,222	1,165,958
Zix *	121,495	648,783

		17,023,646

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 3.3%
KMG Chemicals	8,610	$618,198
UFP Technologies *	52,224	1,707,725
Universal Stainless & Alloy *	25,659	767,461

		3,093,384

REAL ESTATE — 1.0%
Community Healthcare Trust (A)	31,028	930,840

TOTAL COMMON STOCK

(Cost $73,161,421)		93,614,690

SHORT-TERM INVESTMENT — 1.5%

SEI Daily Income Trust Government Fund, Cl F, 1.69% (B)

(Cost $1,491,135)	1,491,135	1,491,135

TOTAL INVESTMENTS — 100.2%

(Cost $74,652,556)		$ 95,105,825

Percentages are based on Net Assets of $94,869,826.

*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2018.

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-1300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018